Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Financial Assets and Liabilities
Financial Assets and Liabilities
Categories of financial assets and financial liabilities
The accounting policies provide a description of each category of financial assets and financial liabilities.
The fair values of financial assets and liabilities are included at the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the end of the reporting period.
The carrying amounts of cash and cash equivalents, finance leases, bank loans, trade and other receivables and trade and other payables is a close approximation of their fair values.
Where financial assets and financial liabilities are measured at fair value, their measurement is classified into the following hierarchy:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

•	Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The following financial assets and financial liabilities were classified within level 3:

Financial Assets	2019 £’000	2018 £’000
Trade and other receivables	£65,917	£52,368
Total financial assets	£65,917	£52,368

Financial liabilities	2019 £’000	2018 £’000
Non-current borrowings	£—	£20
Current borrowings	21	19,744
Trade and other payables	48,502	40,243
Contingent consideration	1,244	12,510
Deferred consideration	1,516	4,401
Other liabilities	113	277
Total financial liabilities	£51,396	£77,195

Fair Value Movement of Contingent Consideration

2019 £’000
Fair value at 1 July 2018	£11,314
Movement in fair value recognised in finance cost	5,805
Settlement through issuance of shares	(17,054)
Foreign exchange recognised in other comprehensive income	(65)
Fair value at 30 June 2019	£—

2018 £’000
Fair value at 1 July 2017	£—
Arising on acquisition of Velocity Partners	10,933
Movement in fair value recognised in finance cost	126
Foreign exchange recognised in other comprehensive income	255
Fair value at 30 June 2018	£11,314

The valuation technique used, significant unobservable inputs and inter-relationship between significant unobservable inputs are shown below:

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Scenario based discounted cash flow: the valuation model considers the present value of the expected future payments in several probability weighted scenarios, discounted at risk adjusted discount rate.
Expected future cash flows (30 June 2018 - total maximum of £12.1million, minimum of £nil over 3 years) Fair value of ordinary shares (30 June 2018 - $12.79) Discount rate (30 June 2018 - 3%)
The estimated fair value would increase (decrease) if:

the expected cash flows were higher (lower); or

the fair value of ordinary shares was higher (lower); or

the risk-adjusted discount rate were lower (higher)